Quarterly Financial Information (Schedule Summarizing Quarterly Operation Results) (Details) (USD $)	3 Months Ended										12 Months Ended
	Dec. 31, 2010		Sep. 30, 2010	Jun. 30, 2010		Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Quarterly Financial Information
Total revenues	$ 8,276,442,000	[1]	$ 8,350,812,000	$ 8,589,243,000	[2]	$ 8,380,338,000	$ 7,578,907,000	$ 7,657,773,000	$ 7,842,909,000	$ 7,662,986,000	$ 33,596,835,000	$ 30,742,575,000	$ 28,753,298,000
Income before income taxes	174,492,000	[1]	622,290,000	535,854,000	[2]	416,926,000	398,700,000	469,348,000	439,950,000	293,762,000	1,749,562,000	1,601,760,000	992,848,000
Net income	107,325,000	[1]	393,221,000	340,076,000	[2]	258,768,000	250,659,000	301,519,000	281,780,000	205,717,000	1,099,390,000	1,039,675,000	647,154,000
Basic earnings per common share	$ 0.64	[1]	$ 2.35	$ 2.02	[2]	$ 1.54	$ 1.49	$ 1.80	$ 1.68	$ 1.23	$ 6.55	$ 6.21	$ 3.87
Diluted earnings per common share	$ 0.63	[1]	$ 2.32	$ 2.00	[2]	$ 1.52	$ 1.48	$ 1.78	$ 1.67	$ 1.22	$ 6.47	$ 6.15	$ 3.83
Write-down of deferred acquisition costs				147,500,000							147,500,000
Charge related to closed block of long-term care policies	138,900,000										138,900,000
After tax impact of charge	$ 88,000,000			$ 93,400,000
Impact on EPS of charge	$ 0.52			$ 0.55

[1]	Includes an expense of $138.9 million ($88.0 million after tax, or $0.52 per diluted common share) associated with reserve strengthening for our closed block of long-term care policies acquired in connection with the 2007 acquisition of KMG America Corporation as more fully described in Note 18 to the consolidated financial statements.
[2]	Includes an expense of $147.5 million ($93.4 million after tax, or $0.55 per diluted common share) for the write-down of deferred acquisition costs associated with our individual major medical policies as more fully described in Note 18 to the consolidated financial statements.